Credit Risk - Disclosure of Stage 3 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 994
ECL		£ 1,007
Coverage	0.30%	0.30%
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 3,080	£ 2,735
ECL	£ 362
ECL		£ 320
Coverage	11.80%	11.70%
Stage 3 | Not in cure period
Disclosure of credit risk exposure [line items]
Exposure	£ 2,712	£ 2,421
ECL	£ 342
ECL		£ 286
Coverage	12.60%	11.80%
Stage 3 | In cure period (for transfer to Stage 2)
Disclosure of credit risk exposure [line items]
Exposure	£ 368	£ 314
ECL	£ 20
ECL		£ 34
Coverage	5.40%	10.80%